Federated Hermes Corporate Bond Strategy Portfolio
Portfolio of Investments
September 30, 2024 (unaudited)
Principal Amount or Shares		Value
	CORPORATE BONDS—91.2%
	Basic Industry - Chemicals—0.5%
$ 90,000	Albemarle Corp., Sr. Unsecd. Note, 5.450%, 12/1/2044	$ 85,471
700,000	RPM International, Inc., Sr. Unsecd. Note, 4.550%, 3/1/2029	701,652
300,000	RPM International, Inc., Sr. Unsecd. Note, 5.250%, 6/1/2045	293,104
	TOTAL	1,080,227
	Basic Industry - Metals & Mining—1.8%
600,000	Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 2.875%, 3/17/2031	534,593
450,000	Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 5.500%, 5/2/2033	462,963
235,000	Anglogold Ashanti Holdings PLC, Sr. Note, 6.500%, 4/15/2040	246,874
700,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.400%, 11/14/2034	726,710
90,000	Glencore Funding LLC, 144A, 5.893%, 4/4/2054	94,779
400,000	Glencore Funding LLC, Sr. Unsecd. Note, 144A, 1.625%, 4/27/2026	384,008
350,000	Glencore Funding LLC, Sr. Unsecd. Note, 144A, 2.625%, 9/23/2031	306,905
200,000	Glencore Funding LLC, Sr. Unsecd. Note, 144A, 3.375%, 9/23/2051	141,418
250,000	Southern Copper Corp., Sr. Unsecd. Note, 6.750%, 4/16/2040	285,895
600,000	Steel Dynamics, Inc., Sr. Unsecd. Note, 5.375%, 8/15/2034	619,668
	TOTAL	3,803,813
	Basic Industry - Paper—0.5%
800,000	Smurfit Kappa Treasury Unlimited Co., Sr. Unsecd. Note, 144A, 5.777%, 4/3/2054	859,292
100,000	Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 3/15/2032	115,860
	TOTAL	975,152
	Capital Goods - Aerospace & Defense—4.4%
230,000	BAE Systems Holdings, Inc., Sr. Unsecd. Note, 144A, 3.850%, 12/15/2025	227,709
500,000	BAE Systems PLC, Sr. Unsecd. Note, 144A, 3.000%, 9/15/2050	350,758
360,000	Boeing Co., Sr. Unsecd. Note, 2.196%, 2/4/2026	346,811
300,000	Boeing Co., Sr. Unsecd. Note, 2.700%, 2/1/2027	284,618
1,195,000	Boeing Co., Sr. Unsecd. Note, 2.950%, 2/1/2030	1,068,764
425,000	Boeing Co., Sr. Unsecd. Note, 3.250%, 2/1/2035	346,200
745,000	Boeing Co., Sr. Unsecd. Note, 3.950%, 8/1/2059	509,885
175,000	Boeing Co., Sr. Unsecd. Note, 5.705%, 5/1/2040	170,860
520,000	Boeing Co., Sr. Unsecd. Note, 144A, 6.528%, 5/1/2034	558,294
555,000	Boeing Co., Sr. Unsecd. Note, 144A, 6.858%, 5/1/2054	609,576
700,000	HEICO Corp., Sr. Unsecd. Note, 5.350%, 8/1/2033	728,085
170,000	Hexcel Corp., Sr. Unsecd. Note, 4.200%, 2/15/2027	165,992
740,000	Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 3.483%, 12/1/2027	720,593
200,000	Leidos, Inc., Sr. Unsecd. Note, 5.750%, 3/15/2033	210,524
125,000	Leidos, Inc., Sr. Unsecd. Note, Series WI, 3.625%, 5/15/2025	123,944
350,000	Leidos, Inc., Sr. Unsecd. Note, Series WI, 4.375%, 5/15/2030	344,658
500,000	Northrop Grumman Corp., Sr. Unsecd. Note, 4.700%, 3/15/2033	507,656
600,000	RTX Corp., Sr. Unsecd. Note, 4.125%, 11/16/2028	598,646
350,000	RTX Corp., Sr. Unsecd. Note, 4.150%, 5/15/2045	306,224
580,000	RTX Corp., Sr. Unsecd. Note, 5.150%, 2/27/2033	603,201
370,000	Textron, Inc., Sr. Unsecd. Note, 2.450%, 3/15/2031	323,725
	TOTAL	9,106,723
	Capital Goods - Building Materials—0.8%
100,000	Allegion PLC, Sr. Unsecd. Note, 3.500%, 10/1/2029	95,388

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Capital Goods - Building Materials—continued
$ 125,000	Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.200%, 10/1/2024	$ 125,000
620,000	Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.550%, 10/1/2027	605,885
150,000	Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 5.600%, 5/29/2034	156,851
235,000	Carrier Global Corp., Sr. Unsecd. Note, 2.700%, 2/15/2031	212,371
255,000	Carrier Global Corp., Sr. Unsecd. Note, 5.900%, 3/15/2034	278,486
170,000	Masco Corp., Sr. Unsecd. Note, 4.500%, 5/15/2047	150,362
	TOTAL	1,624,343
	Capital Goods - Construction Machinery—1.1%
205,000	Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 5.550%, 5/30/2033	209,921
350,000	Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 5.800%, 4/15/2034	366,006
450,000	CNH Industrial Capital America LLC, Sr. Unsecd. Note, 1.450%, 7/15/2026	428,084
445,000	CNH Industrial NV, Sr. Unsecd. Note, Series MTN, 3.850%, 11/15/2027	440,587
895,000	Weir Group PLC/The, Sr. Unsecd. Note, 144A, 2.200%, 5/13/2026	861,462
	TOTAL	2,306,060
	Capital Goods - Diversified Manufacturing—1.1%
115,000	Ingersoll-Rand, Inc., Sr. Unsecd. Note, 5.450%, 6/15/2034	121,072
105,000	Ingersoll-Rand, Inc., Sr. Unsecd. Note, 5.700%, 6/15/2054	112,137
155,000	Otis Worldwide Corp., Sr. Unsecd. Note, Series WI, 2.565%, 2/15/2030	142,099
80,000	Valmont Industries, Inc., Sr. Unsecd. Note, 5.000%, 10/1/2044	76,261
390,000	Valmont Industries, Inc., Sr. Unsecd. Note, 5.250%, 10/1/2054	375,283
335,000	Vontier Corp., Sr. Unsecd. Note, Series WI, 1.800%, 4/1/2026	321,020
500,000	Vontier Corp., Sr. Unsecd. Note, Series WI, 2.950%, 4/1/2031	435,441
160,000	Wabtec Corp., Sr. Unsecd. Note, 3.200%, 6/15/2025	157,988
310,000	Wabtec Corp., Sr. Unsecd. Note, 5.611%, 3/11/2034	327,842
285,000	Xylem, Inc., Sr. Unsecd. Note, 2.250%, 1/30/2031	250,672
	TOTAL	2,319,815
	Capital Goods - Packaging—0.2%
220,000	Sonoco Products Co., Sr. Unsecd. Note, 5.750%, 11/1/2040	228,443
150,000	WestRock Co., Sr. Unsecd. Note, Series WI, 4.000%, 3/15/2028	148,245
	TOTAL	376,688
	Communications - Cable & Satellite—1.4%
440,000	CCO Safari II LLC, 6.484%, 10/23/2045	424,704
380,000	Charter Communications Operating LLC, 5.375%, 5/1/2047	319,251
250,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 3.850%, 4/1/2061	153,456
500,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 4.800%, 3/1/2050	383,034
865,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Term Loan - 1st Lien, 3.900%, 6/1/2052	567,532
600,000	Charter Communications, Inc., 4.200%, 3/15/2028	583,473
165,000	Cox Communications, Inc., Sr. Unsecd. Note, 144A, 3.350%, 9/15/2026	161,646
300,000	Time Warner Cable, Inc., Company Guarantee, 5.500%, 9/1/2041	260,255
	TOTAL	2,853,351
	Communications - Media & Entertainment—2.1%
500,000	Discovery Communications LLC, Sr. Unsecd. Note, 4.650%, 5/15/2050	375,389
135,000	Fox Corp., Sr. Unsecd. Note, Series WI, 4.709%, 1/25/2029	136,762
375,000	Fox Corp., Sr. Unsecd. Note, Series WI, 5.576%, 1/25/2049	369,789
300,000	Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 2.400%, 3/1/2031	263,068
495,000	Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 3.375%, 3/1/2041	385,348
850,000	Netflix, Inc., Sr. Unsecd. Note, 4.875%, 4/15/2028	871,072
300,000	Omnicom Group, Inc., Sr. Unsecd. Note, 2.450%, 4/30/2030	270,192
300,000	Omnicom Group, Inc., Sr. Unsecd. Note, 2.600%, 8/1/2031	266,141

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Communications - Media & Entertainment—continued
$ 200,000	Omnicom Group, Inc., Sr. Unsecd. Note, 3.650%, 11/1/2024	$ 199,748
500,000	Warnermedia Holdings, Inc., Sr. Unsecd. Note, 4.279%, 3/15/2032	444,330
510,000	Warnermedia Holdings, Inc., Sr. Unsecd. Note, 5.050%, 3/15/2042	416,582
300,000	Warnermedia Holdings, Inc., Sr. Unsecd. Note, 6.412%, 3/15/2026	300,180
	TOTAL	4,298,601
	Communications - Telecom Wireless—4.1%
450,000	American Tower Corp., Sr. Unsecd. Note, 1.450%, 9/15/2026	426,278
300,000	American Tower Corp., Sr. Unsecd. Note, 2.100%, 6/15/2030	264,369
300,000	American Tower Corp., Sr. Unsecd. Note, 3.100%, 6/15/2050	209,226
250,000	American Tower Corp., Sr. Unsecd. Note, 3.800%, 8/15/2029	243,312
100,000	American Tower Corp., Sr. Unsecd. Note, 4.400%, 2/15/2026	99,935
500,000	American Tower Corp., Sr. Unsecd. Note, 5.450%, 2/15/2034	522,953
280,000	Bell Canada, Sr. Unsecd. Note, 4.464%, 4/1/2048	248,490
300,000	Crown Castle, Inc., Sr. Unsecd. Note, 2.250%, 1/15/2031	260,264
400,000	Crown Castle, Inc., Sr. Unsecd. Note, 4.450%, 2/15/2026	399,890
600,000	Crown Castle, Inc., Sr. Unsecd. Note, 5.100%, 5/1/2033	607,913
200,000	Crown Castle, Inc., Sr. Unsecd. Note, 5.200%, 2/15/2049	192,309
300,000	TELUS Corp., Sr. Unsecd. Note, 2.800%, 2/16/2027	289,418
415,000	T-Mobile USA, Inc., 4.500%, 4/15/2050	369,389
500,000	T-Mobile USA, Inc., Series WI, 2.700%, 3/15/2032	441,158
550,000	T-Mobile USA, Inc., Series WI, 3.000%, 2/15/2041	422,656
600,000	T-Mobile USA, Inc., Series WI, 3.875%, 4/15/2030	583,639
562,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 4.200%, 10/1/2029	559,688
575,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 5.150%, 4/15/2034	592,576
670,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 5.650%, 1/15/2053	705,120
350,000	Vodafone Group PLC, Sr. Unsecd. Note, 4.250%, 9/17/2050	292,234
580,000	Vodafone Group PLC, Sr. Unsecd. Note, 5.250%, 5/30/2048	572,195
250,000	Vodafone Group PLC, Sr. Unsecd. Note, 5.750%, 6/28/2054	258,997
	TOTAL	8,562,009
	Communications - Telecom Wirelines—5.5%
400,000	AT&T, Inc., Sr. Unsecd. Note, 1.700%, 3/25/2026	385,205
877,000	AT&T, Inc., Sr. Unsecd. Note, 2.550%, 12/1/2033	739,620
750,000	AT&T, Inc., Sr. Unsecd. Note, 2.750%, 6/1/2031	678,316
300,000	AT&T, Inc., Sr. Unsecd. Note, 3.500%, 6/1/2041	245,667
1,000,000	AT&T, Inc., Sr. Unsecd. Note, 3.650%, 6/1/2051	767,419
255,000	AT&T, Inc., Sr. Unsecd. Note, 3.850%, 6/1/2060	193,237
500,000	AT&T, Inc., Sr. Unsecd. Note, 4.300%, 2/15/2030	499,540
500,000	AT&T, Inc., Sr. Unsecd. Note, 4.350%, 3/1/2029	503,151
400,000	AT&T, Inc., Sr. Unsecd. Note, 5.450%, 3/1/2047	406,596
500,000	AT&T, Inc., Sr. Unsecd. Note, 5.539%, 2/20/2026	499,899
245,000	AT&T, Inc., Sr. Unsecd. Note, 6.375%, 3/1/2041	272,103
545,000	AT&T, Inc., Sr. Unsecd. Note, Series WI, 5.300%, 8/15/2058	516,645
815,000	Rogers Communications, Inc., Sr. Unsecd. Note, 4.500%, 3/15/2042	732,809
200,000	Rogers Communications, Inc., Sr. Unsecd. Note, 4.550%, 3/15/2052	173,345
375,000	Rogers Communications, Inc., Sr. Unsecd. Note, 5.000%, 2/15/2029	382,797
40,000	Telefonica SA, Company Guarantee, 7.045%, 6/20/2036	46,104
651,000	Verizon Communications, Inc., 144A, 4.780%, 2/15/2035	650,329
750,000	Verizon Communications, Inc., Sr. Unsecd. Note, 2.550%, 3/21/2031	669,938
1,785,000	Verizon Communications, Inc., Sr. Unsecd. Note, 3.400%, 3/22/2041	1,458,660
30,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.000%, 3/22/2050	25,018

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Communications - Telecom Wirelines—continued
$ 750,000		Verizon Communications, Inc., Sr. Unsecd. Note, 4.125%, 3/16/2027	$ 749,033
390,000		Verizon Communications, Inc., Sr. Unsecd. Note, 4.125%, 8/15/2046	336,300
500,000		Verizon Communications, Inc., Sr. Unsecd. Note, Series WI, 1.680%, 10/30/2030	427,880
		TOTAL	11,359,611
		Consumer Cyclical - Automotive—4.7%
650,000		Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 2.000%, 12/14/2026	619,091
175,000		Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 2.375%, 12/14/2028	161,891
400,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.113%, 5/3/2029	396,396
500,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 6.125%, 3/8/2034	506,430
2,005,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 7.122%, 11/7/2033	2,168,326
455,000		General Motors Co., Sr. Unsecd. Note, 5.200%, 4/1/2045	417,296
110,000		General Motors Co., Sr. Unsecd. Note, 6.750%, 4/1/2046	119,811
750,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 1.500%, 6/10/2026	713,769
750,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.400%, 4/10/2028	695,705
50,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.700%, 8/20/2027	47,618
250,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 4.300%, 7/13/2025	249,036
100,000	[1]	General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.450%, 9/6/2034	99,737
1,050,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.750%, 2/8/2031	1,086,014
300,000		General Motors Financial Co., Inc., Unsecd. Note, 3.500%, 11/7/2024	299,529
380,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 2.000%, 6/15/2028	347,987
1,200,000		Nissan Motor Acceptance Co. LLC., Sr. Unsecd. Note, 144A, 1.850%, 9/16/2026	1,125,256
400,000		Stellantis Finance US, Inc., Sr. Unsecd. Note, 144A, 1.711%, 1/29/2027	375,323
400,000		Stellantis Finance US, Inc., Sr. Unsecd. Note, 144A, 2.691%, 9/15/2031	341,314
		TOTAL	9,770,529
		Consumer Cyclical - Retailers—2.0%
150,000		Advance Auto Parts, Inc., Sr. Unsecd. Note, 1.750%, 10/1/2027	134,113
675,000		Advance Auto Parts, Inc., Sr. Unsecd. Note, Series WI, 3.900%, 4/15/2030	604,139
600,000		Alimentation Couche-Tard, Inc., Sr. Unsecd. Note, 144A, 3.800%, 1/25/2050	469,329
185,000		AutoNation, Inc., Sr. Unsecd. Note, 1.950%, 8/1/2028	167,132
750,000		AutoNation, Inc., Sr. Unsecd. Note, 3.850%, 3/1/2032	692,097
130,000		AutoNation, Inc., Sr. Unsecd. Note, 4.500%, 10/1/2025	129,510
55,000		AutoZone, Inc., Sr. Unsecd. Note, 3.125%, 4/21/2026	53,981
345,000		AutoZone, Inc., Sr. Unsecd. Note, 4.000%, 4/15/2030	338,867
350,000		AutoZone, Inc., Sr. Unsecd. Note, 5.400%, 7/15/2034	363,305
300,000		Dollar General Corp., Sr. Unsecd. Note, 4.125%, 5/1/2028	296,130
610,000		O’Reilly Automotive, Inc., Sr. Unsecd. Note, 1.750%, 3/15/2031	517,548
160,000		O’Reilly Automotive, Inc., Sr. Unsecd. Note, 4.200%, 4/1/2030	158,800
230,000		Tractor Supply Co., Sr. Unsecd. Note, 5.250%, 5/15/2033	239,498
		TOTAL	4,164,449
		Consumer Cyclical - Services—0.3%
570,000		Expedia Group, Inc., Sr. Unsecd. Note, Series WI, 3.250%, 2/15/2030	537,732
		Consumer Non-Cyclical - Food/Beverage—4.1%
125,000		Bacardi Ltd., Sr. Unsecd. Note, 144A, 2.750%, 7/15/2026	121,342
680,000		Campbell Soup Co., Sr. Unsecd. Note, 4.750%, 3/23/2035	677,457
225,000		Campbell Soup Co., Sr. Unsecd. Note, 5.200%, 3/21/2029	233,126
650,000		Coca-Cola Europacific Partners PLC, Sr. Unsecd. Note, 144A, 1.500%, 1/15/2027	609,450
710,000		Conagra Brands, Inc., Sr. Unsecd. Note, 1.375%, 11/1/2027	650,103
115,000		Constellation Brands, Inc., Sr. Unsecd. Note, 4.800%, 1/15/2029	117,151
400,000		Constellation Brands, Inc., Sr. Unsecd. Note, 4.900%, 5/1/2033	404,388
250,000		Constellation Brands, Inc., Sr. Unsecd. Note, 5.250%, 11/15/2048	249,818

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Food/Beverage—continued
$ 135,000		Flowers Foods, Inc., Sr. Unsecd. Note, 2.400%, 3/15/2031	$ 118,253
210,000		Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/1/2026	206,513
445,000		General Mills, Inc., Sr. Unsecd. Note, 3.000%, 2/1/2051	309,794
150,000		Heineken NV, Sr. Unsecd. Note, 144A, 4.350%, 3/29/2047	134,932
110,000		International Flavors & Fragrances, Inc., Sr. Unsecd. Note, 144A, 1.832%, 10/15/2027	101,924
300,000		International Flavors & Fragrances, Inc., Sr. Unsecd. Note, 144A, 2.300%, 11/1/2030	263,256
53,000		Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 4.417%, 5/25/2025	52,911
750,000		Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 6/1/2046	664,268
190,000		McCormick & Co., Inc., Sr. Unsecd. Note, 1.850%, 2/15/2031	162,480
250,000		McCormick & Co., Inc., Sr. Unsecd. Note, 3.400%, 8/15/2027	244,974
500,000		Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 2.625%, 9/13/2031	423,966
300,000		Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 3.000%, 10/15/2030	269,057
300,000		Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2027	295,095
350,000		Smucker (J.M.) Co., Sr. Unsecd. Note, 2.375%, 3/15/2030	317,165
300,000		Smucker (J.M.) Co., Sr. Unsecd. Note, 3.500%, 3/15/2025	298,249
400,000		Sysco Corp., Sr. Unsecd. Note, 4.450%, 3/15/2048	353,343
585,000		Tyson Foods, Inc., Sr. Unsecd. Note, 3.550%, 6/2/2027	573,837
500,000		Tyson Foods, Inc., Sr. Unsecd. Note, 5.700%, 3/15/2034	527,092
		TOTAL	8,379,944
		Consumer Non-Cyclical - Health Care—3.2%
350,000		Alcon Finance Corp., Sr. Unsecd. Note, 144A, 2.600%, 5/27/2030	319,530
220,000		Alcon Finance Corp., Sr. Unsecd. Note, 144A, 3.000%, 9/23/2029	207,493
55,000		Becton Dickinson & Co., Sr. Unsecd. Note, 3.734%, 12/15/2024	54,829
300,000		Becton Dickinson & Co., Sr. Unsecd. Note, 4.669%, 6/6/2047	279,056
179,000	[1]	Becton Dickinson & Co., Sr. Unsecd. Note, 4.685%, 12/15/2044	167,399
400,000		CVS Health Corp., Sr. Unsecd. Note, 2.875%, 6/1/2026	390,485
50,000		CVS Health Corp., Sr. Unsecd. Note, 3.875%, 7/20/2025	49,651
880,000		CVS Health Corp., Sr. Unsecd. Note, 5.050%, 3/25/2048	803,784
520,000		CVS Health Corp., Sr. Unsecd. Note, 5.125%, 7/20/2045	484,781
150,000		CVS Health Corp., Sr. Unsecd. Note, 5.700%, 6/1/2034	156,544
900,000		CVS Health Corp., Sr. Unsecd. Note, 6.050%, 6/1/2054	939,615
145,000		GE HealthCare Technologies, Inc., Sr. Unsecd. Note, 6.377%, 11/22/2052	169,742
1,500,000		HCA, Inc., Sec. Fac. Bond, 3.500%, 7/15/2051	1,081,657
630,000		HCA, Inc., Sr. Unsecd. Note, 5.950%, 9/15/2054	662,290
365,000		HCA, Inc., Sr. Unsecd. Note, 6.000%, 4/1/2054	385,930
500,000		Solventum Corp., Sr. Unsecd. Note, 144A, 5.400%, 3/1/2029	514,550
		TOTAL	6,667,336
		Consumer Non-Cyclical - Pharmaceuticals—2.8%
955,000		AbbVie, Inc., Sr. Unsecd. Note, 3.200%, 11/21/2029	913,516
750,000		Amgen, Inc., Sr. Unsecd. Note, 2.450%, 2/21/2030	685,237
980,000		Amgen, Inc., Sr. Unsecd. Note, 5.250%, 3/2/2033	1,020,609
970,000		Amgen, Inc., Sr. Unsecd. Note, 5.650%, 3/2/2053	1,021,102
300,000		Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 4.625%, 6/25/2038	272,861
300,000		Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 4.875%, 6/25/2048	260,237
500,000		Bayer US Finance LLC, Sr. Unsecd. Note, 144A, 6.500%, 11/21/2033	541,357
600,000		Biogen, Inc., Sr. Unsecd. Note, 3.150%, 5/1/2050	415,115
375,000		Takeda Pharmaceutical Co. Ltd., Sr. Unsecd. Note, 2.050%, 3/31/2030	333,729
500,000		Takeda Pharmaceutical Co. Ltd., Sr. Unsecd. Note, 3.025%, 7/9/2040	389,102
		TOTAL	5,852,865

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Supermarkets—0.6%
$ 300,000	Kroger Co., Bond, 6.900%, 4/15/2038	$ 351,625
250,000	Kroger Co., Sr. Unsecd. Note, 3.950%, 1/15/2050	201,844
660,000	Kroger Co., Sr. Unsecd. Note, 5.000%, 9/15/2034	665,763
	TOTAL	1,219,232
	Consumer Non-Cyclical - Tobacco—1.6%
500,000	Altria Group, Inc., Sr. Unsecd. Note, 3.700%, 2/4/2051	369,267
650,000	Altria Group, Inc., Sr. Unsecd. Note, 3.875%, 9/16/2046	507,948
200,000	Altria Group, Inc., Sr. Unsecd. Note, 4.800%, 2/14/2029	202,554
325,000	BAT Capital Corp., Sr. Unsecd. Note, 2.259%, 3/25/2028	302,489
640,000	BAT Capital Corp., Sr. Unsecd. Note, 6.000%, 2/20/2034	684,340
500,000	BAT Capital Corp., Sr. Unsecd. Note, Series WI, 3.557%, 8/15/2027	489,910
200,000	BAT Capital Corp., Sr. Unsecd. Note, Series WI, 4.540%, 8/15/2047	169,045
300,000	Reynolds American, Inc., Sr. Unsecd. Note, 5.850%, 8/15/2045	300,317
300,000	Reynolds American, Inc., Sr. Unsecd. Note, 7.000%, 8/4/2041	336,142
	TOTAL	3,362,012
	Energy - Independent—2.4%
680,000	Apache Corp., Sr. Unsecd. Note, 5.100%, 9/1/2040	605,072
250,000	Canadian Natural Resources Ltd., Sr. Unsecd. Note, 2.050%, 7/15/2025	244,666
390,000	Coterra Energy, Inc., Sr. Unsecd. Note, Series WI, 3.900%, 5/15/2027	384,326
175,000	Coterra Energy, Inc., Sr. Unsecd. Note, Series WI, 4.375%, 3/15/2029	172,876
410,000	Diamondback Energy, Inc., Sr. Unsecd. Note, 5.750%, 4/18/2054	413,437
190,000	Diamondback Energy, Inc., Sr. Unsecd. Note, 6.250%, 3/15/2053	203,753
685,000	Hess Corp., Sr. Unsecd. Note, 5.600%, 2/15/2041	713,098
200,000	Marathon Oil Corp., Sr. Unsecd. Note, 4.400%, 7/15/2027	200,271
215,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 6.050%, 10/1/2054	218,455
650,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 6.600%, 3/15/2046	699,932
510,000	Ovintiv, Inc., Sr. Unsecd. Note, 7.100%, 7/15/2053	575,260
500,000	Pioneer Natural Resources, Inc., Sr. Unsecd. Note, 2.150%, 1/15/2031	439,412
	TOTAL	4,870,558
	Energy - Integrated—0.9%
605,000	Cenovus Energy, Inc., Sr. Unsecd. Note, 3.750%, 2/15/2052	445,643
300,000	Cenovus Energy, Inc., Sr. Unsecd. Note, 4.250%, 4/15/2027	298,764
355,000	Eni SpA, Sr. Unsecd. Note, 144A, 5.500%, 5/15/2034	367,896
230,000	Eni SpA, Sr. Unsecd. Note, 144A, 5.950%, 5/15/2054	237,041
100,000	Petro-Canada, Bond, 5.350%, 7/15/2033	101,696
130,000	Petroleos Mexicanos, Sr. Unsecd. Note, 6.500%, 3/13/2027	127,562
500,000	Suncor Energy, Inc., Sr. Unsecd. Note, 3.750%, 3/4/2051	377,954
	TOTAL	1,956,556
	Energy - Midstream—7.4%
130,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 3.400%, 2/15/2031	119,482
165,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 3.600%, 9/1/2032	149,307
400,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	402,169
100,000	Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 4.500%, 6/1/2025	99,745
100,000	Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 5.800%, 6/1/2045	103,201
495,000	Columbia Pipeline Holding Co. LLC, Sr. Unsecd. Note, 144A, 5.681%, 1/15/2034	510,899
65,000	Eastern Gas Transmission & Storage, Inc., Sr. Unsecd. Note, 3.900%, 11/15/2049	50,503
300,000	Enbridge Energy Partners LP, 5.875%, 10/15/2025	302,840
80,000	Enbridge Energy Partners LP, Sr. Unsecd. Note, 5.500%, 9/15/2040	80,477
300,000	Enbridge, Inc., Sr. Unsecd. Note, 3.125%, 11/15/2029	283,204
700,000	Enbridge, Inc., Sr. Unsecd. Note, 5.700%, 3/8/2033	738,095

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Energy - Midstream—continued
$ 300,000	Enbridge, Inc., Sr. Unsecd. Note, 5.950%, 4/5/2054	$ 317,511
725,000	Energy Transfer LP, Sr. Unsecd. Note, 5.000%, 5/15/2050	655,430
250,000	Energy Transfer LP, Sr. Unsecd. Note, 5.300%, 4/15/2047	235,774
470,000	Energy Transfer LP, Sr. Unsecd. Note, 5.550%, 5/15/2034	486,968
250,000	Energy Transfer LP, Sr. Unsecd. Note, 6.125%, 12/15/2045	261,062
550,000	Enterprise Products Operating LLC, Sr. Unsecd. Note, 3.700%, 1/31/2051	428,332
200,000	Enterprise Products Operating LLC, Sr. Unsecd. Note, 4.250%, 2/15/2048	172,969
500,000	Enterprise Products Operating LLC, Sr. Unsecd. Note, 4.850%, 3/15/2044	476,807
495,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.375%, 3/1/2041	529,220
300,000	Kinder Morgan, Inc., 5.050%, 2/15/2046	277,480
300,000	Kinder Morgan, Inc., Sr. Unsecd. Note, 4.300%, 3/1/2028	300,588
480,000	Kinder Morgan, Inc., Sr. Unsecd. Note, 5.950%, 8/1/2054	498,481
350,000	MPLX LP, Sr. Unsecd. Note, 2.650%, 8/15/2030	315,108
395,000	MPLX LP, Sr. Unsecd. Note, 4.125%, 3/1/2027	392,975
200,000	MPLX LP, Sr. Unsecd. Note, 4.900%, 4/15/2058	176,194
500,000	MPLX LP, Sr. Unsecd. Note, 4.950%, 3/14/2052	448,964
375,000	MPLX LP, Sr. Unsecd. Note, 5.500%, 6/1/2034	385,439
80,000	MPLX LP, Sr. Unsecd. Note, Series WI, 4.250%, 12/1/2027	79,732
195,000	National Fuel Gas Co., Sr. Unsecd. Note, 2.950%, 3/1/2031	172,272
130,000	National Fuel Gas Co., Sr. Unsecd. Note, 3.950%, 9/15/2027	127,798
200,000	National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 1/15/2026	201,885
400,000	ONEOK, Inc., Sr. Unsecd. Note, 3.100%, 3/15/2030	372,426
500,000	ONEOK, Inc., Sr. Unsecd. Note, 4.950%, 7/13/2047	451,833
500,000	ONEOK, Inc., Sr. Unsecd. Note, 6.625%, 9/1/2053	555,194
600,000	Plains All American Pipeline LP, Sr. Unsecd. Note, 5.150%, 6/1/2042	567,528
250,000	Southern Natural Gas, Sr. Unsecd. Note, 144A, 4.800%, 3/15/2047	223,274
380,000	Targa Resources, Inc., Sr. Unsecd. Note, 4.200%, 2/1/2033	360,050
350,000	Targa Resources, Inc., Sr. Unsecd. Note, 6.125%, 3/15/2033	375,885
500,000	Targa Resources, Inc., Sr. Unsecd. Note, 6.250%, 7/1/2052	538,657
290,000	TC Pipelines LP, Sr. Unsecd. Note, 3.900%, 5/25/2027	285,656
290,000	Williams Cos., Inc., Sr. Unsecd. Note, 3.900%, 1/15/2025	288,812
650,000	Williams Cos., Inc., Sr. Unsecd. Note, 4.900%, 1/15/2045	601,997
1,000,000	Williams Cos., Inc., Sr. Unsecd. Note, 5.150%, 3/15/2034	1,011,404
	TOTAL	15,413,627
	Energy - Refining—1.2%
675,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 4.750%, 9/15/2044	601,829
150,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 6.500%, 3/1/2041	163,434
245,000	Phillips 66, Sr. Unsecd. Note, 1.300%, 2/15/2026	235,463
565,000	Phillips 66, Sr. Unsecd. Note, 4.875%, 11/15/2044	526,766
400,000	Valero Energy Corp., Sr. Unsecd. Note, 2.800%, 12/1/2031	352,593
140,000	Valero Energy Corp., Sr. Unsecd. Note, 4.000%, 4/1/2029	138,461
400,000	Valero Energy Corp., Sr. Unsecd. Note, 4.900%, 3/15/2045	375,415
	TOTAL	2,393,961
	Financial Institution - Banking—8.0%
410,000	Associated Banc-Corp., Sub. Note, 4.250%, 1/15/2025	407,951
200,000	Bank of America Corp., Sub. Note, Series L, 3.950%, 4/21/2025	199,035
800,000	Bank of America Corp., Sub. Note, Series MTN, 4.000%, 1/22/2025	797,640
500,000	Capital One Financial Corp., Sr. Unsecd. Note, 3.750%, 3/9/2027	493,704
400,000	Capital One Financial Corp., Sr. Unsecd. Note, 5.700%, 2/1/2030	414,322
400,000	Capital One Financial Corp., Sr. Unsecd. Note, 5.817%, 2/1/2034	416,383

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Financial Institution - Banking—continued
$ 480,000	Citigroup, Inc., 4.125%, 7/25/2028	$ 476,200
250,000	Citigroup, Inc., 5.500%, 9/13/2025	251,592
450,000	Citigroup, Inc., Sub. Note, 4.450%, 9/29/2027	450,701
500,000	Citigroup, Inc., Sub., 5.827%, 2/13/2035	522,362
385,000	Citigroup, Inc., Sub., 6.174%, 5/25/2034	410,950
550,000	Citizens Financial Group, Inc., Sr. Unsecd. Note, 5.841%, 1/23/2030	572,324
580,000	Citizens Financial Group, Inc., Sub. Note, 2.638%, 9/30/2032	478,547
200,000	Comerica, Inc., 3.800%, 7/22/2026	196,646
655,000	Comerica, Inc., Sr. Unsecd. Note, 5.982%, 1/30/2030	675,384
200,000	Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	198,982
200,000	Fifth Third Bancorp, Sr. Unsecd. Note, 3.950%, 3/14/2028	197,520
695,000	Fifth Third Bancorp, Sr. Unsecd. Note, 5.631%, 1/29/2032	726,143
370,000	FNB Corp. (PA), Sr. Unsecd. Note, 5.150%, 8/25/2025	369,955
500,000	Goldman Sachs Group, Inc., 5.950%, 1/15/2027	518,468
400,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, Series DMTN, 2.383%, 7/21/2032	347,077
900,000	Goldman Sachs Group, Inc., Sub. Note, 4.250%, 10/21/2025	896,890
300,000	Huntington Bancshares, Inc., Sr. Unsecd. Note, 5.709%, 2/2/2035	312,430
750,000	Huntington National Bank, Sr. Unsecd. Note, 4.552%, 5/17/2028	750,757
800,000	KeyCorp, Sr. Unsecd. Note, 6.401%, 3/6/2035	870,117
300,000	KeyCorp, Sr. Unsecd. Note, Series MTN, 2.550%, 10/1/2029	271,938
370,000	M&T Bank Corp., Sr. Unsecd. Note, 6.082%, 3/13/2032	391,736
480,000	M&T Bank Corp., Sr. Unsecd. Note, 7.413%, 10/30/2029	525,890
400,000	Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 2.239%, 7/21/2032	344,500
450,000	Morgan Stanley, Sub. Note, 5.000%, 11/24/2025	452,345
450,000	Regions Financial Corp., Sr. Unsecd. Note, 5.502%, 9/6/2035	458,108
620,000	Regions Financial Corp., Sr. Unsecd. Note, 5.722%, 6/6/2030	642,493
1,000,000	Synovus Bank GA, Sr. Unsecd. Note, 5.625%, 2/15/2028	1,005,757
200,000	Truist Bank, Sub. Note, Series BKNT, 3.300%, 5/15/2026	196,461
350,000	Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 5.867%, 6/8/2034	372,219
	TOTAL	16,613,527
	Financial Institution - Broker/Asset Mgr/Exchange—0.7%
160,000	Jefferies Financial Group LLC, Sr. Unsecd. Note, 5.875%, 7/21/2028	166,955
350,000	Jefferies Financial Group, Inc., Sr. Unsecd. Note, 6.200%, 4/14/2034	374,834
575,000	Jefferies Group LLC, Sr. Unsecd. Note, 2.750%, 10/15/2032	490,901
200,000	Raymond James Financial, Inc., Sr. Unsecd. Note, 4.650%, 4/1/2030	204,745
200,000	Stifel Financial Corp., Sr. Unsecd. Note, 4.000%, 5/15/2030	192,218
	TOTAL	1,429,653
	Financial Institution - Finance Companies—2.1%
500,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 2.450%, 10/29/2026	480,332
525,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.000%, 10/29/2028	496,098
1,300,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.400%, 10/29/2033	1,150,709
505,000	Air Lease Corp., Sr. Unsecd. Note, 2.200%, 1/15/2027	481,058
500,000	Air Lease Corp., Sr. Unsecd. Note, 2.875%, 1/15/2032	440,697
400,000	Air Lease Corp., Sr. Unsecd. Note, 5.200%, 7/15/2031	409,101
450,000	Ally Financial, Inc., Sr. Unsecd. Note, 6.184%, 7/26/2035	460,753
460,000	Ally Financial, Inc., Sr. Unsecd. Note, 6.848%, 1/3/2030	485,920
	TOTAL	4,404,668
	Financial Institution - Insurance - Health—0.8%
1,100,000	Centene Corp., 2.500%, 3/1/2031	946,413
450,000	Centene Corp., Sr. Unsecd. Note, 2.450%, 7/15/2028	414,801

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Insurance - Health—continued
$ 250,000		The Cigna Group, Sr. Unsecd. Note, 4.900%, 12/15/2048	$ 235,606
		TOTAL	1,596,820
		Financial Institution - Insurance - Life—1.1%
1,045,000		Corebridge Financial, Inc., Sr. Unsecd. Note, 5.750%, 1/15/2034	1,102,179
110,000		Lincoln National Corp., Sr. Note, 7.000%, 6/15/2040	126,416
400,000	[1]	Lincoln National Corp., Sr. Unsecd. Note, 3.050%, 1/15/2030	371,301
500,000		Lincoln National Corp., Sr. Unsecd. Note, 5.852%, 3/15/2034	526,662
100,000		MetLife, Inc., Jr. Sub. Note, 10.750%, 8/1/2039	143,115
50,000		Penn Mutual Life Insurance Co., Sr. Note, 144A, 7.625%, 6/15/2040	58,489
		TOTAL	2,328,162
		Financial Institution - Insurance - P&C—1.1%
800,000		Aon North America, Inc., 5.750%, 3/1/2054	848,161
500,000		CNA Financial Corp., Sr. Unsecd. Note, 3.900%, 5/1/2029	490,754
400,000		CNA Financial Corp., Sr. Unsecd. Note, 5.500%, 6/15/2033	421,676
120,000		Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 6.625%, 4/15/2042	136,109
412,000		Liberty Mutual Group, Inc., Sr. Unsecd. Note, 144A, 4.569%, 2/1/2029	413,958
		TOTAL	2,310,658
		Financial Institution - REIT - Apartment—0.4%
160,000		Mid-America Apartment Communities LP, 4.000%, 11/15/2025	159,210
160,000		Mid-America Apartment Communities LP, Sr. Unsub., 1.700%, 2/15/2031	135,876
80,000		UDR, Inc., Sr. Unsecd. Note, 3.100%, 11/1/2034	68,344
180,000		UDR, Inc., Sr. Unsecd. Note, 5.125%, 9/1/2034	181,921
200,000		UDR, Inc., Sr. Unsecd. Note, Series GMTN, 3.500%, 1/15/2028	194,261
		TOTAL	739,612
		Financial Institution - REIT - Healthcare—0.8%
375,000		Healthcare Trust of America, Sr. Unsecd. Note, 2.000%, 3/15/2031	314,158
245,000		Healthcare Trust of America, Sr. Unsecd. Note, 3.100%, 2/15/2030	225,255
300,000		Physicians Realty Trust, Sr. Unsecd. Note, 3.950%, 1/15/2028	295,437
325,000		Welltower, Inc., Sr. Unsecd. Note, 2.800%, 6/1/2031	293,524
500,000		Welltower, Inc., Sr. Unsecd. Note, 4.125%, 3/15/2029	496,578
		TOTAL	1,624,952
		Financial Institution - REIT - Office—1.1%
65,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 1.875%, 2/1/2033	52,254
90,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2027	89,056
100,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2028	98,666
250,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.700%, 7/1/2030	252,261
305,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 5.250%, 5/15/2036	310,390
950,000		Boston Properties LP, Sr. Unsecd. Note, 2.900%, 3/15/2030	853,930
840,000		Piedmont Operating Partnership, LP, Sr. Unsecd. Note, 2.750%, 4/1/2032	681,751
		TOTAL	2,338,308
		Financial Institution - REIT - Other—0.7%
570,000		Host Hotels & Resorts LP, Sr. Unsecd. Note, 5.700%, 7/1/2034	588,807
175,000		WP Carey, Inc., Sr. Unsecd. Note, 3.850%, 7/15/2029	170,090
750,000		WP Carey, Inc., Sr. Unsecd. Note, 5.375%, 6/30/2034	767,100
		TOTAL	1,525,997
		Financial Institution - REIT - Retail—0.8%
140,000		Kimco Realty Corp., Sr. Unsecd. Note, 2.800%, 10/1/2026	135,877
290,000		Kimco Realty Corp., Sr. Unsecd. Note, 3.800%, 4/1/2027	286,670
350,000		Kimco Realty Corp., Sr. Unsecd. Note, 6.400%, 3/1/2034	389,882
300,000		Regency Centers LP, Sr. Unsecd. Note, 3.700%, 6/15/2030	288,771

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Financial Institution - REIT - Retail—continued
$ 170,000	Regency Centers LP, Sr. Unsecd. Note, 4.125%, 3/15/2028	$ 168,972
460,000	Tanger Properties LP, Sr. Unsecd. Note, 3.125%, 9/1/2026	446,374
	TOTAL	1,716,546
	Technology—9.7%
1,070,000	Broadcom, Inc., Sr. Unsecd. Note, 4.110%, 9/15/2028	1,067,530
340,000	Broadcom, Inc., Sr. Unsecd. Note, 4.150%, 11/15/2030	335,878
500,000	Broadcom, Inc., Sr. Unsecd. Note, 4.350%, 2/15/2030	499,162
430,000	Broadcom, Inc., Sr. Unsecd. Note, 5.050%, 7/12/2029	443,104
300,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 2.600%, 2/15/2033	257,295
310,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.137%, 11/15/2035	265,212
10,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.187%, 11/15/2036	8,479
450,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.469%, 4/15/2034	405,400
70,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.750%, 2/15/2051	55,692
900,000	CDW LLC / CDW Finance, Sr. Unsecd. Note, 2.670%, 12/1/2026	866,702
500,000	Concentrix Corp., Sr. Unsecd. Note, 6.600%, 8/2/2028	521,850
370,000	Concentrix Corp., Sr. Unsecd. Note, 6.650%, 8/2/2026	380,325
1,000,000	Dell International LLC / EMC Corp., Sr. Unsecd. Note, 5.300%, 10/1/2029	1,041,922
500,000	Equifax, Inc., Sr. Unsecd. Note, 2.350%, 9/15/2031	434,153
205,000	Equifax, Inc., Sr. Unsecd. Note, 2.600%, 12/1/2024	204,067
200,000	Experian Finance PLC., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2029	200,075
135,000	Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.100%, 3/1/2041	104,102
375,000	Fiserv, Inc., Sr. Unsecd. Note, 3.500%, 7/1/2029	362,434
230,000	Fiserv, Inc., Sr. Unsecd. Note, 5.600%, 3/2/2033	243,735
150,000	Fortinet, Inc., Sr. Unsecd. Note, 1.000%, 3/15/2026	143,073
710,000	Global Payments, Inc., Sr. Unsecd. Note, 1.200%, 3/1/2026	678,799
500,000	Global Payments, Inc., Sr. Unsecd. Note, 2.150%, 1/15/2027	476,690
85,000	Global Payments, Inc., Sr. Unsecd. Note, 3.200%, 8/15/2029	79,661
75,000	Global Payments, Inc., Sr. Unsecd. Note, 4.450%, 6/1/2028	74,742
80,000	Global Payments, Inc., Sr. Unsecd. Note, 4.800%, 4/1/2026	80,195
430,000	Hewlett Packard Enterprise Co., 5.600%, 10/15/2054	422,442
970,000	Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 5.000%, 10/15/2034	960,714
450,000	Keysight Technologies, Inc., Sr. Unsecd. Note, 4.550%, 10/30/2024	448,499
155,000	Lam Research Corp., Sr. Unsecd. Note, 4.000%, 3/15/2029	154,916
245,000	Microchip Technology, Inc., Sr. Unsecd. Note, 5.050%, 3/15/2029	251,683
765,000	Micron Technology, Inc., Sr. Unsecd. Note, 3.366%, 11/1/2041	593,850
200,000	Micron Technology, Inc., Sr. Unsecd. Note, 4.975%, 2/6/2026	201,376
850,000	Oracle Corp., Sr. Unsecd. Note, 1.650%, 3/25/2026	817,434
1,600,000	Oracle Corp., Sr. Unsecd. Note, 3.600%, 4/1/2050	1,219,141
1,000,000	Oracle Corp., Sr. Unsecd. Note, 3.650%, 3/25/2041	827,274
430,000	Oracle Corp., Sr. Unsecd. Note, 4.200%, 9/27/2029	429,417
550,000	Oracle Corp., Sr. Unsecd. Note, 5.550%, 2/6/2053	563,321
400,000	Oracle Corp., Sr. Unsecd. Note, 6.250%, 11/9/2032	442,741
300,000	Roper Technologies, Inc., Sr. Unsecd. Note, 1.400%, 9/15/2027	277,969
110,000	Roper Technologies, Inc., Sr. Unsecd. Note, 2.950%, 9/15/2029	103,314
60,000	Roper Technologies, Inc., Sr. Unsecd. Note, 3.850%, 12/15/2025	59,717
245,000	Roper Technologies, Inc., Sr. Unsecd. Note, 4.200%, 9/15/2028	244,965
500,000	Roper Technologies, Inc., Sr. Unsecd. Note, 4.900%, 10/15/2034	503,698
85,000	Skyworks Solutions, Inc., Sr. Unsecd. Note, 1.800%, 6/1/2026	81,241
615,000	Uber Technologies, Inc., Sr. Unsecd. Note, 4.300%, 1/15/2030	613,242
95,000	Verisign, Inc., Sr. Unsecd. Note, 2.700%, 6/15/2031	83,109

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Technology—continued
$ 150,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 3/15/2029	$ 149,252
600,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 5.250%, 6/5/2034	620,039
160,000	VMware, Inc., Sr. Unsecd. Note, 1.400%, 8/15/2026	151,663
730,000	VMware, Inc., Sr. Unsecd. Note, 2.200%, 8/15/2031	627,236
	TOTAL	20,078,530
	Transportation - Airlines—0.3%
100,000	Southwest Airlines Co., Sr. Unsecd. Note, 5.125%, 6/15/2027	101,865
495,000	Southwest Airlines Co., Sr. Unsecd. Note, 5.250%, 5/4/2025	495,502
	TOTAL	597,367
	Transportation - Railroads—0.4%
100,000	Canadian Pacific Railway Co., 7.125%, 10/15/2031	115,820
225,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 1.750%, 12/2/2026	214,150
105,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 2.050%, 3/5/2030	94,068
195,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 3.000%, 12/2/2041	151,577
200,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 4.700%, 5/1/2048	187,758
	TOTAL	763,373
	Transportation - Services—1.7%
330,000	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, 144A, 5.625%, 3/15/2042	350,808
250,000	FedEx Corp., Sr. Unsecd. Note, 3.250%, 5/15/2041	194,940
550,000	FedEx Corp., Sr. Unsecd. Note, 4.050%, 2/15/2048	454,567
725,000	GXO Logistics, Inc., Sr. Unsecd. Note, Series WI, 1.650%, 7/15/2026	689,638
315,000	GXO Logistics, Inc., Sr. Unsecd. Note, Series WI, 2.650%, 7/15/2031	268,876
300,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 1.700%, 6/15/2026	286,406
400,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 3.950%, 3/10/2025	397,985
200,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 5.250%, 7/1/2029	206,058
50,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 5.350%, 1/12/2027	50,971
260,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 1.750%, 9/1/2026	247,417
220,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.900%, 12/1/2026	213,606
200,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 5.650%, 3/1/2028	208,512
	TOTAL	3,569,784
	Utility - Electric—6.3%
130,000	AEP Texas, Inc., Sr. Unsecd. Note, 3.850%, 10/1/2025	128,830
385,000	AEP Texas, Inc., Sr. Unsecd. Note, 4.700%, 5/15/2032	386,563
500,000	Ameren Corp., Sr. Unsecd. Note, 1.750%, 3/15/2028	459,920
185,000	Ameren Corp., Sr. Unsecd. Note, 1.950%, 3/15/2027	175,300
80,000	Ameren Corp., Sr. Unsecd. Note, 3.650%, 2/15/2026	79,183
180,000	American Electric Power Co., Inc., Sr. Unsecd. Note, 5.625%, 3/1/2033	190,025
200,000	Appalachian Power Co., Sr. Unsecd. Note, 7.000%, 4/1/2038	236,887
170,000	Black Hills Corp., Sr. Unsecd. Note, 2.500%, 6/15/2030	151,045
645,000	CenterPoint Energy, Inc., Sr. Unsecd. Note, 2.650%, 6/1/2031	571,384
450,000	Constellation Energy Generation LLC, Sr. Unsecd. Note, 5.800%, 3/1/2033	482,996
470,000	Constellation Energy Generation LLC, Sr. Unsecd. Note, 6.125%, 1/15/2034	516,851
55,000	Constellation Energy Generation LLC, Sr. Unsecd. Note, 6.500%, 10/1/2053	63,663
130,000	Dominion Energy, Inc., Sr. Unsecd. Note, 4.250%, 6/1/2028	130,083
120,000	Dominion Energy, Inc., Sr. Unsecd. Note, Series A, 1.450%, 4/15/2026	114,975
240,000	Duke Energy Corp., Sr. Unsecd. Note, 2.650%, 9/1/2026	233,497
1,200,000	Duke Energy Corp., Sr. Unsecd. Note, 6.100%, 9/15/2053	1,316,043
500,000	EDP Finance BV, Sr. Unsecd. Note, 144A, 1.710%, 1/24/2028	460,279
475,000	Electricite de France S.A., Sr. Unsecd. Note, 144A, 6.250%, 5/23/2033	518,520
740,000	Emera US Finance LP, Sr. Unsecd. Note, 4.750%, 6/15/2046	659,497

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Utility - Electric—continued
$ 300,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 2.500%, 7/12/2031	$ 260,998
250,000	EverSource Energy, Sr. Unsecd. Note, Series H, 3.150%, 1/15/2025	248,511
100,000	Exelon Corp., Sr. Unsecd. Note, 3.950%, 6/15/2025	99,479
90,000	Exelon Corp., Sr. Unsecd. Note, 4.100%, 3/15/2052	74,461
95,000	Exelon Corp., Sr. Unsecd. Note, 4.700%, 4/15/2050	87,270
600,000	Exelon Corp., Sr. Unsecd. Note, 5.150%, 3/15/2028	616,734
180,000	FirstEnergy Transmission LLC, Sr. Unsecd. Note, 144A, 4.550%, 4/1/2049	162,112
242,000	Fortis, Inc. / Canada, Sr. Unsecd. Note, 3.055%, 10/4/2026	235,542
290,000	National Rural Utilities Cooperative Finance Corp., Sr. Sub. Note, 5.250%, 4/20/2046	290,555
200,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 3.550%, 5/1/2027	197,278
800,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 5.050%, 2/28/2033	823,848
600,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 5.250%, 3/15/2034	623,406
300,000	NiSource Finance Corp., Sr. Unsecd. Note, 3.950%, 3/30/2048	246,315
100,000	NiSource Finance Corp., Sr. Unsecd. Note, 4.375%, 5/15/2047	87,824
95,000	NiSource, Inc., Sr. Unsecd. Note, 5.250%, 3/30/2028	97,889
400,000	NiSource, Inc., Sr. Unsecd. Note, 5.400%, 6/30/2033	416,497
230,000	Puget Energy, Inc., Sec. Fac. Bond, 2.379%, 6/15/2028	213,077
1,175,000	Southern Co., Jr. Sub. Note, Series B, 4.000%, 1/15/2051	1,160,287
285,000	WEC Energy Group, Inc., Sr. Unsecd. Note, 2.200%, 12/15/2028	263,267
	TOTAL	13,080,891
	Utility - Natural Gas—0.5%
500,000	Sempra Energy, Jr. Sub. Note, 4.125%, 4/1/2052	477,905
260,000	Sempra Energy, Sr. Unsecd. Note, 3.700%, 4/1/2029	252,267
250,000	Sempra Energy, Sr. Unsecd. Note, 4.000%, 2/1/2048	203,088
	TOTAL	933,260
	Utility - Natural Gas Distributor—0.0%
110,000	The East Ohio Gas Co., Sr. Unsecd. Note, 144A, 3.000%, 6/15/2050	73,578
	TOTAL CORPORATE BONDS (IDENTIFIED COST $198,846,691)	188,980,880
	FOREIGN GOVERNMENTS/AGENCIES—1.7%
	Sovereign—1.7%
700,000	Mexico, Government of, 3.750%, 1/11/2028	681,515
200,000	Mexico, Government of, Series MTN, 4.750%, 3/8/2044	169,156
206,000	Mexico, Government of, Series MTNA, 6.750%, 9/27/2034	222,606
800,000	Mexico, Government of, Sr. Unsecd. Note, 3.250%, 4/16/2030	733,546
250,000	Mexico, Government of, Sr. Unsecd. Note, 4.500%, 4/22/2029	246,840
300,000	Mexico, Government of, Sr. Unsecd. Note, 4.500%, 1/31/2050	238,247
1,000,000	Mexico, Government of, Sr. Unsecd. Note, 6.350%, 2/9/2035	1,047,965
190,000	Peru, Government of, 6.550%, 3/14/2037	212,653
	TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $3,771,267)	3,552,528
	REPURCHASE AGREEMENT—3.3%
6,697,000	Interest in $198,000,000 joint repurchase agreement 4.88%, dated 9/30/2024 under which Bank of America, N.A. will repurchase securities provided as collateral for $198,026,840 on 10/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 6/1/2050 and the market value of those underlying securities was $201,987,377. (IDENTIFIED COST $6,697,000)	6,697,000

Principal Amount or Shares		Value
	INVESTMENT COMPANY—0.3%
579,140	Federated Hermes Government Obligations Fund, Premier Shares, 4.84%[2] (IDENTIFIED COST $579,140)	$ 579,140
	TOTAL INVESTMENT IN SECURITIES—96.5% (IDENTIFIED COST $209,894,098)	199,809,548
	OTHER ASSETS AND LIABILITIES - NET—3.5%[3]	7,342,534
	TOTAL NET ASSETS—100%	$207,152,082
At September 30, 2024, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation
Long Futures:
United States Treasury Notes 2-Year Long Futures	120	$24,989,063	December 2024	$51,781
United States Treasury Notes 5-Year Long Futures	65	$7,142,383	December 2024	$7,395
Short Futures:
United States Treasury Notes 10-Year Ultra Short Futures	20	$2,365,938	December 2024	$2,080
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$61,256
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended September 30, 2024, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares*
Value as of 12/31/2023	$855,748
Purchases at Cost	$9,753,275
Proceeds from Sales	$(10,029,883)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 9/30/2024	$579,140
Shares Held as of 9/30/2024	579,140
Dividend Income	$20,997

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1
All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers. As of September 30, 2024, securities subject to this type of arrangement and related collateral were as follows:

Fair Value of Securities Loaned	Collateral Received
$559,846	$579,140

2	7-day net yield.
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2024.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■ Shares of other mutual funds or non-exchange traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.

■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2024, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$188,980,880	$—	$188,980,880
Foreign Governments/Agencies	—	3,552,528	—	3,552,528
Investment Company	579,140	—	—	579,140
Repurchase Agreement	—	6,697,000	—	6,697,000
TOTAL SECURITIES	$579,140	$199,230,408	$—	$199,809,548
Other Financial Instruments:[1]
Assets	$61,256	$—	$—	$61,256

1	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
BKNT	—Bank Notes
GMTN	—Global Medium Term Note
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust